UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Core Return Fund
Schedule of Investments
February 28, 2013 (Unaudited)

Shares				Value

EXCHANGE TRADED FUNDS - 41.35%

856	iShares Barclays 1-3 Year Treasury Bond			$ 72,298
554	iShares Barclays 3-7 Year Treasury Bond			68,375
196	iShares Barclays 7-10 Year Treasury Bond			21,003
44	iShares Barclays 10-20 Year Treasury Bond *			5,874
154	iShares Barclays 20+ Year Treasury Bond			18,251
453	iShares Barclays Agency Bond			51,337
1,479	iShares Barclays MBS Bond			159,776
5,262	iShares Core MSCI Emerging Markets ETF *			269,835
599	iShares JPMorgan USD Emerg Markets Bond *			71,383
1,284	iShares MSCI EAFE Small Cap Index			55,212
3,543	iShares MSCI EAFE Growth Index *			220,410
2,399	iShares MSCI EAFE Value Index *			119,038
7,351	SPDR Barclays International Corporate Bond			255,293
7,966	SPDR Barclays International Treasury Bond			468,958
842	SPDR Barclays High Yield Bond			34,434
2,514	Vanguard Growth ETF			188,374
406	Vanguard Mid-Cap Growth ETF			30,048
466	Vanguard Mid-Cap Value ETF			29,829
230	Vanguard Small Cap Growth ETF			21,919
273	Vanguard Small Cap Value ETF			21,455
630	Vanguard Interm-TM Corporate Bond Index ETF			54,980
310	Vanguard Long-Term Corporate Bond Index ETF			28,058
236	Vanguard Short-Term Corporate Bond Index ETF			18,953
3,021	Vanguard Value ETF			191,411

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,486,784) - 41.35%				$ 2,476,504

SHORT TERM INVESTMENTS - 0.14%
8,456	Invesco Short Term Investments Treasury 0.02% ** (Cost $8,456)			8,456

TOTAL INVESTMENTS (Cost $2,495,240) - 41.49%				$ 2,484,960

OTHER ASSETS LESS LIABILITIES - 58.51%				3,503,945

NET ASSETS - 100.00%				$ 5,988,905

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the 7-day yield at February 28, 2013.

NOTES TO FINANCIAL STATEMENTS
CCA Core Return Fund

1. SECURITY TRANSACTIONS

At February 28, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,495,240 amounted to $10,280, which consisted of aggregate gross unrealized appreciation of $18,200 and aggregate gross unrealized depreciation of $28,480.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of February 28, 2013:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Exchange Traded Funds	$2,476,504	$0	$0	$2,476,504
Preferred Stocks	$0			$0
Cash Equivalents	$8,456	$0	$0	$8,456
Total	$2,484,960	$0	$0	$2,484,960

CCA Aggressive Return Fund
Schedule of Investments
February 28, 2013 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS - 41.30%

12,968	iShares Core MSCI Emerging Markets ETF	664,999
6,892	iShares MSCI EAFE Small Cap Index	296,356
1,844	iShares MSCI EAFE Growth Index *	114,715
21,661	iShares MSCI EAFE Value Index *	1,074,819
1,266	Vanguard Mid-Cap Growth ETF	93,697
1,457	Vanguard Mid-Cap Value ETF	93,263
718	Vanguard Small Cap Growth ETF	68,425
851	Vanguard Small Cap Value ETF	66,880

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $2,488,395) - 41.87%		$ 2,473,154

SHORT TERM INVESTMENTS - .10%
5,750	Invesco Short Term Investments Treasury 0.02% ** (Cost $5750)	5,750

TOTAL INVESTMENTS (Cost $2,494,145) - 41.97%		$ 2,478,904

OTHER ASSETS LESS LIABILITIES - 58.03%		3,427,613

NET ASSETS -100.00%		$ 5,906,517

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the 7-day yield at February 28, 2013.

NOTES TO FINANCIAL STATEMENTS
CCA Aggressive Return Fund
1. SECURITY TRANSACTIONS

At February 28, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,494,145 amounted to $15,241, which consisted of aggregate gross unrealized appreciation of $19,419 and aggregate gross unrealized depreciation of $34,660.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of February 28, 2013:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Exchange Traded Funds	$2,473,154	$0	$0	$2,473,154
Preferred Stocks	$0			$0
Cash Equivalents	$5,750	$0	$0	$5,750
Total	$2,478,904	$0	$0	$2,478,904

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 18, 2013

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 18, 2013

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  April 18, 2013